UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment:                  [_]; Amendment Number:  ____

This Amendment (Check only one):          [_]  is a restatement
                                          [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Satoha Management, L.P.

Address:   100 South Bedford Road, Suite 240
           Mount Kisco, New York 10549

Form 13F File Number: 28-10699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Heffernan
Title:     Managing Member, Satoha Management Company, LLC
           General Partner of Satoha Management, L.P.
Phone:     (914) 242-4314

Signature, Place, and Date of Signing:


/s/ Mark Heffernan        Mount Kisco, New York          May 12, 2004
------------------        ---------------------          -----------
   [Signature]             [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   40

Form 13F Information Table Value Total:   $233,202
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.            Form 13F File Number       Name

1.             28-10695                   Satoha Trading Master Fund, Ltd.

2.             28-10810                   Satoha Management Company, LLC

                                               FORM 13F INFORMATION TABLE
                                               Satoha Management, L.P.
                                               March 31, 2004
                               TITLE OF                    VALUE   SHRS OR     SH/   PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP       (x1000) PRN AMT     PRN   CALL   DISCRETION  MGRS   SOLE    SHARED  NONE
--------------                 -----           -----       ------- -------     ---   ----   ----------  ----   ----    ------  ----
BANK OF AMERICA CORPORATION    COM             060505104    3,628     44,800   SH            SOLE       1,2      44,800  0     0
BECKMAN COULTER INC            COM             075811109    4,292     78,700   SH            SOLE       1,2      78,700  0     0
BOSTON SCIENTIFIC CORP         COM             101137107    7,082    167,100   SH            SOLE       1,2     167,100  0     0
BRISTOL MYERS SQUIBB CO        COM             110122108    1,696     70,000   SH            SOLE       1,2      70,000  0     0
COMCAST CORP NEW               CL A            20030N101    2,747     95,500   SH            SOLE       1,2      95,500  0     0
CYPRESS BIOSCIENCES INC        COM PAR $.02    232674507    2,439    212,117   SH            SOLE       1,2     212,117  0     0
DEVON ENERGY CORP NEW          COM             25179M103      936     16,100   SH            SOLE       1,2      16,100  0     0
DISCOVERY LABORATORIES INC N   COM             254668106    2,634    217,322   SH            SOLE       1,2     217,322  0     0
ECLIPSYS CORP                  COM             278856109    2,931    217,409   SH            SOLE       1,2     217,409  0     0
ELAN PLC                       ADR             284131208   26,031  1,262,400   SH            SOLE       1,2   1,262,400  0     0
ELAN PLC                       OPTIONS - CALL  284131208    1,049     98,000   SH    CALL    SOLE       1,2      98,000  0     0
ELAN PLC                       OPTIONS - CALL  284131208      346     26,000   SH    CALL    SOLE       1,2      26,000  0     0
LILLY ELI & CO                 COM             532457108    1,338     20,000   SH            SOLE       1,2      20,000  0     0
ELIZABETH ARDEN INC            COM             28660G106    1,620     76,710   SH            SOLE       1,2      76,710  0     0
ENCYSIVE PHARMACEUTICALS INC   COM             29256X107    1,138    110,700   SH            SOLE       1,2     110,700  0     0
FIRST DATA CORP                COM             319963104    4,751    112,700   SH            SOLE       1,2     112,700  0     0
GUIDANT CORP                   COM             401698105    2,852     45,000   SH            SOLE       1,2      45,000  0     0
HCA INC                        COM             404119109    1,625     40,000   SH            SOLE       1,2      40,000  0     0
HOME DEPOT INC                 COM             437076102    4,700    125,800   SH            SOLE       1,2     125,800  0     0
JP MORGAN CHASE & CO           COM             46625H100   10,475    249,700   SH            SOLE       1,2     249,700  0     0
KMART HLDG CORPORATION         COM             498780105   13,682    329,838   SH            SOLE       1,2     329,838  0     0
LIBERTY MEDIA CORP NEW         COM SER A       530718105   13,140  1,200,000   SH            SOLE       1,2   1,200,000  0     0
MEDCO HEALTH SOLUTIONS INC     COM             58405U102   16,969    499,100   SH            SOLE       1,2     499,100  0     0
METROCALL HLDGS INC            COM             59164X105      709     10,234   SH            SOLE       1,2      10,234  0     0
NBTY INC                       COM             628782104   17,445    469,200   SH            SOLE       1,2     469,200  0     0
NTL INC DEL                    COM             62940M104   11,751    197,400   SH            SOLE       1,2     197,400  0     0
OFFICE DEPOT INC               COM             676220106    6,813    362,000   SH            SOLE       1,2     362,000  0     0
SHAW COMMUNICATIONS INC        CL B CONV       82028K200   11,162    683,500   SH            SOLE       1,2     683,500  0     0
SUNTERRA CORP                  COM NEW         86787D208    2,365    174,686   SH            SOLE       1,2     174,686  0     0
TYCO INTL LTD NEW              COM             902124106    6,509    227,200   SH            SOLE       1,2     227,200  0     0
UNUMPROVIDENT CORP             COM             91529Y106    6,254    427,500   SH            SOLE       1,2     427,500  0     0
VODAFONE GROUP PLC NEW         SPONSORED ADR   92857W100    1,434     60,000   SH            SOLE       1,2      60,000  0     0
WASHINGTON GROUP INTL INC      COM NEW         938862208    9,889    269,822   SH            SOLE       1,2     269,822  0     0
WASHINGTON MUT INC             COM             939322103    7,688    180,000   SH            SOLE       1,2     180,000  0     0
WILLIS GROUP HOLDINGS LTD      SHS             G96655108   21,338    573,600   SH            SOLE       1,2     573,600  0     0
CENTEX CORP                    COM             152312104      495      9,160   SH            SOLE       1,2       9,160  0     0
CHICOS FAS INC                 COM             168615102      530     11,419   SH            SOLE       1,2      11,419  0     0
LENNAR CORP                    CL A            526057104      309      5,720   SH            SOLE       1,2       5,720  0     0
M D C HLDGS INC                COM             552676108      204      2,895   SH            SOLE       1,2       2,895  0     0
PULTE HOMES INC                COM             745867101      207      3,725   SH            SOLE       1,2       3,725  0     0

                                               Total      233,202


21816.0001 #484643